Segment Reporting and Foreign Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting and Foreign Operations [Abstract]
Schedule of financial data by business segment
	Indoor Positioning Analytics	Infrastructure	Consolidated
For the Three Months Ended March 31, 2017:

Net revenues	$981	$12,500	$13,481
Cost of net revenues	$(343)	$(9,850)	$(10,193)
Gross profit	$638	$2,650	$3,288
Gross margin %	65%	21%	24%
Depreciation and amortization	$76	$325	$401
Amortization of intangibles	$864	$519	$1,383

For the Three Months Ended March 31, 2016:

Net revenues	$1,024	$13,063	$14,087
Cost of net revenues	$(286)	$(9,854)	$(10,140)
Gross profit	$738	$3,209	$3,947
Gross margin %	72%	25%	28%
Depreciation and amortization	$77	$186	$263
Amortization of intangibles	$864	$192	$1,056

	Mobile, IoT & Big Data Products	Storage and Computing	SaaS Revenues	Professional Services	Consolidated
Twelve Months Ended December 31, 2016:

Net revenues	$1,617	$36,071	$3,258	$12,221	$53,167
Cost of net revenues	$(553)	$(28,472)	$(938)	$(8,277)	$(38,240)
Gross profit	$1,064	$7,599	$2,320	$3,944	$14,927
Gross margin %	66%	21%	71%	32%	28%
Depreciation and amortization	$474	$832	$24	$3	$1,333
Amortization of intangibles	$2,913	$871	$544	$—	$4,328

Twelve Months Ended December 31, 2015:

Net revenues	$1,651	$49,978	$3,692	$11,636	$66,957
Cost of net revenues	$(510)	$(40,295)	$(824)	$(5,999)	$(47,628)
Gross profit	$1,141	$9,683	$2,868	$5,637	$19,329
Gross margin %	69%	19%	78%	48%	29%
Depreciation and amortization	$164	$122	$111	$2	$399
Amortization of intangibles	$2,681	$769	$544	$—	$3,994

Schedule of reconciliation of reportable segments' combined income from operations to the consolidated loss before income taxes
	For the Three Months Ended March 31,
	2017	2016
Income from operations of reportable segments	$3,288	$3,947
Unallocated operating expenses	(8,642)	(8,129)
Interest expense	(684)	(143)
Other income (expense)	(9)	19
Loss from discontinued operations	(9)	—
Consolidated net loss	$(6,056)	$(4,306)

	For the Years Ended December 31,
	2016	2015
Income from operations of reportable segments	$14,927	$19,329
Unallocated operating expenses	(38,650)	(30,741)
Interest expense	(1,743)	(448)
Other income (expense)	(1,279)	151
Loss from discontinued operations	(758)	(20)
Consolidated net loss	$(27,503)	$(11,729)

Schedule of financial data by geographic area
	United States	Canada	Saudi Arabia	Eliminations	Total
For the Three Months Ended March 31, 2017:
Revenues by geographic area	$13,425	$56	$—	$—	$13,481
Operating loss by geographic area	$(4,953)	$(401)	$—	$—	$(5,354)
Net loss by geographic area	$(5,647)	$(401)	$(9)	$—	$(6,056)

For the Three Months Ended March 31, 2016:
Revenues by geographic area	$14,049	$38	$—	$—	$14,087
Operating loss by geographic area	$(3,790)	$(383)	$(9)	$—	$(4,182)
Net loss by geographic area	$(3,914)	$(383)	$(9)	$—	$(4,306)

As of March 31, 2017:
Identifiable assets by geographic area	$54,019	$535	$23	$—	$54,577
Long lived assets by geographic area	$28,422	$375	$—	$—	$28,797

As of December 31, 2016:
Identifiable assets by geographic area	$66,050	$400	$23	$—	$66,473
Long lived assets by geographic area	$29,843	$319	$—	$—	$30,162

	United States	Canada	Saudi Arabia	Eliminations	Total
Year Ended December 31, 2016:
Revenues by geographic area	$53,348	$54	$—	$(235)	$53,167
Operating loss by geographic area	$(21,838)	$(1,860)	$(25)	$—	$(23,723)
Net loss by geographic area	$(24,861)	$(1,860)	$(782)	$—	$(27,503)

Year Ended December 31, 2015:
Revenues by geographic area	$66,916	$41	$—	$—	$66,957
Operating loss by geographic area	$(10,412)	$(1,000)	$—	$—	$(11,412)
Net loss by geographic area	$(13,691)	$1,983	$(21)	$—	$(11,729)

As of December 31, 2016:
Identifiable assets by geographic area	$66,050	$400	$23	$—	$66,473
Long lived assets by geographic area	$29,843	$319	$—	$—	$30,162

As of December 31, 2015:
Identifiable assets by geographic area	$67,538	$405	$772	$—	$68,715
Long lived assets by geographic area	$32,759	$241	$—	$—	$33,000